Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Profit attributable to owners of the Company	R$ 478,781	R$ 127,186	R$ 35,084
Weighted average number of common shares	262,288,607	262,288,607	262,288,607
Basic and diluted earnings per share - in reais	R$ 1.8254	R$ 0.4849	R$ 0.1338